Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of derivative instruments on the condensed consolidated statement of operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Derivative Instruments On The Condensed Consolidated Statement Of Operations Abstract
Interest rate swaps	$ 1,580	$ 2,122	$ 954	$ 1,269
Swaption	246		246
Net periodic settlements	(1,631)	(2,149)	(677)	(1,279)
Change in fair value of derivative instruments, net	$ 195	$ (27)	$ 523	$ (10)